Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 544,999,950.00
Previously Paid Amount	0.00
Total Fee Amount	75,264.49
Total Offset Amount	0.00
Net Fee	75,264.49
Narrative - Max Aggregate Offering Price	$ 544,999,950.00
Final Prospectus	true